Segment Reporting - Property and equipment for the company's geographic operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 481,770	$ 362,963	$ 297,469
Property and equipment, net	282,955	246,325
Developed countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	872,974	612,679	207,016
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	621,775	475,662	182,630
Southeast Asia and others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	642,532	466,840	$ 213,587
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	50,289	134,170
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 32,148	$ 21,166